Share capital - Summary of Detailed Information About RSU activities (Detail) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Aug. 10, 2021	Oct. 31, 2020
LiCycle Holding Corp [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of RSU	0
Granted, Number of RSU	716,763
Ending balance, Number of RSU	716,763	0
LiCycle Corp [Member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of RSU	0	2,182	0
Granted, Number of RSU		7,647	2,182
Settled on August 10, 2021		(9,829)
Ending balance, Number of RSU		0	2,182